Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of disclosure of interests in subsidiaries and joint ventures
The Company has interests in significant subsidiaries and joint ventures as follows:

Name	Country of incorporation	Principal activities	Interest %
			Dec 31 2025	Dec 31 2024
Significant subsidiaries:
Methanex Asia Pacific Limited	Hong Kong	Marketing & distribution	100%	100%
Methanex Services (Shanghai) Co., Ltd.	China	Marketing & distribution	100%	100%
Methanex Europe NV	Belgium	Marketing & distribution	100%	100%
Methanex Methanol Company, LLC	United States	Marketing & distribution	100%	100%
Egyptian Methanex Methanol Company S.A.E. ("Methanex Egypt")	Egypt	Production	50%	50%
Methanex Chile SpA	Chile	Production	100%	100%
Methanex New Zealand Limited	New Zealand	Production	100%	100%
Methanex Trinidad (Titan) Unlimited	Trinidad and Tobago	Production	100%	100%
Methanex USA LLC	United States	Production	100%	100%
Methanex Louisiana LLC	United States	Production	100%	100%
Methanex Geismar III LLC	United States	Production	100%	100%
Methanex Beaumont LLC	United States	Production	100%	0%
Waterfront Shipping Limited [1]	Canada	Shipping	60%	60%
Significant joint ventures:
Atlas Methanol Company Unlimited [2]	Trinidad and Tobago	Production	63.1%	63.1%
Firewater LLC ("Natgasoline") [2,3]	United States	Production	50%	0%
[1] Waterfront Shipping Limited has a controlling interest in multiple ocean-going vessels owned through less than wholly-owned entities as disclosed in note 24.
[2]     Summarized financial information for the investment in Atlas and Natgasoline is disclosed in note 6.
[3] Firewater LLC is the parent company of the Natgasoline plant; our 50% shareholding of Firewater LLC gives us ownership of the 50% of Natgasoline.
Schedule of disclosure of transactions between related parties
Remuneration to non-management directors and senior management, which includes the members of the executive leadership team, is as follows:

For the years ended December 31	2025	2024
Short-term employee benefits	$10,406	$9,575
Post-employment benefits	744	653
Other long-term employee benefits	44	45
Share-based compensation expense [1]	(690)	7,697
Total	$10,504	$17,970
[1]  Balance includes realized and unrealized expenses and recoveries from share-based compensation awards granted.